Consolidated Balance Sheet - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Assets
Cash and balances at central banks	$ 248,336	$ 271,439	$ 314,060
Amounts due from banks	21,959	22,128	21,146
Receivables from securities financing transactions measured at amortized cost	82,028	101,650	99,039
Cash collateral receivables on derivative instruments	43,637	46,714	50,082
Loans and advances to customers	599,105	605,108	639,669
Other financial assets measured at amortized cost	60,431	62,707	65,455
Total financial assets measured at amortized cost	1,055,494	1,109,745	1,189,451
Financial assets at fair value held for trading	162,025	160,104	169,633
of which: assets pledged as collateral that may be sold or repledged by counterparties	43,452	49,382	51,263
Derivative financial instruments	139,597	159,229	176,084
Brokerage receivables	25,273	22,796	21,037
Financial assets measured at fair value through other comprehensive income	2,167	2,078	2,233
Total financial assets measured at fair value through profit or loss	450,161	441,741	470,773
Investments in associates	2,236	2,250	2,373
Property, equipment and software	16,440	16,770	17,849
Goodwill and intangible assets	7,313	7,384	7,515
Deferred tax assets	10,651	10,614	10,682
Other non-financial assets	16,514	16,217	16,049
Financial assets at fair value not held for trading	123,266	99,612	104,018
Total assets	1,560,976	1,606,798	1,716,924
Liabilities
Amounts due to banks	26,750	47,857	70,962
Payables from securities financing transactions measured at amortized cost	14,872	12,961	14,394
Cash collateral payables on derivative instruments	32,843	37,293	41,582
Customer deposits	756,830	763,959	792,029
Debt issued measured at amortized cost	229,223	226,251	237,817
Other financial liabilities measured at amortized cost	21,383	21,356	20,851
Total financial liabilities measured at amortized cost	1,081,902	1,109,677	1,177,633
Other financial liabilities designated at fair value	31,875	28,140	29,484
Financial liabilities at fair value held for trading	33,493	35,758	34,159
Derivative financial instruments	149,069	163,042	192,181
Brokerage payables designated at fair value	46,198	46,628	42,522
Debt issued designated at fair value	113,209	116,806	128,289
Provisions and contingent liabilities	9,293	11,076	12,412
Other non-financial liabilities	11,720	10,388	14,089
Total liabilities	1,476,758	1,521,515	1,630,769
Total financial liabilities measured at fair value through profit or loss	373,844	390,374	426,635
Equity
Share capital	346	346	346
Share premium	11,742	12,972	13,216
Treasury shares	(5,498)	(5,157)	(4,796)
Retained earnings	76,176	75,952	74,397
Other comprehensive income recognized directly in equity, net of tax	917	663	2,462
Equity attributable to shareholders	83,683	84,777	85,624
Equity attributable to non-controlling interests	535	506	531
Total equity	84,218	85,283	86,156
Total liabilities and equity	$ 1,560,976	$ 1,606,798	$ 1,716,924